9. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivable, net
Trade accounts receivable, gross	R$ 4,406.6	R$ 3,518.6
Adjustment to present value	(13.7)	(16.3)
Allowance for doubtful accounts	(467.6)	(406.5)
Trade accounts receivable, net	3,925.3	3,095.8
Current	3,919.0	3,085.1
Non-current	6.3	10.7
Notes Receivables [Member]
Trade accounts receivable, net
Trade accounts receivable, gross	260.6	367.9
Adjustment to present value	(0.3)	(0.2)
Allowance for doubtful accounts	(30.8)	(32.2)
Trade accounts receivable, net	229.5	335.5
Current	113.1	149.0
Non-current	116.4	186.5
Domestic [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers	1,622.8	1,308.1
Related parties	2.6	1.1
Foregin [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers	2,754.0	2,144.7
Related parties	R$ 27.2	R$ 64.7